Provisions - Rollforward of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	$ 1,724	$ 1,741
Provisions, ending balance	3,441	1,724
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	1,036	1,214
Additions	2,784	625
Amounts utilised	(808)	(574)
Unused amounts reversed	(257)	(243)
Exchange and other movements	51	14
Provisions, ending balance	2,806	1,036
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	199	284
Additions	991	181
Amounts utilised	(525)	(193)
Unused amounts reversed	(108)	(63)
Exchange and other movements	21	(10)
Provisions, ending balance	578	199
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	295	380
Additions	1,580	205
Amounts utilised	(194)	(228)
Unused amounts reversed	(47)	(63)
Exchange and other movements	28	1
Provisions, ending balance	1,662	295
Customer remediation
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	85	130
Additions	39	36
Amounts utilised	(25)	(48)
Unused amounts reversed	(34)	(35)
Exchange and other movements	4	2
Provisions, ending balance	69	85
Other provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	457	420
Additions	174	203
Amounts utilised	(64)	(105)
Unused amounts reversed	(68)	(82)
Exchange and other movements	(2)	21
Provisions, ending balance	497	457
Contractual commitments1
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	688	527
Net change in expected credit loss provision and other movements	(53)	161
Provisions, ending balance	$ 635	$ 688